Long Term Debt	12 Months Ended
Dec. 31, 2025
Long Term Debts [Abstract]
Long Term Debt	Long-Term DebtCarrying Value of Long-Term Debt Instruments

				As at December 31,
	Issue date	Maturity date	Par value	2025	2024
3.050% Senior notes(1),(2)	August 27, 2020	August 27, 2060	US$1,155	$1,583	$1,659
5.375% Senior notes(1),(3)	March 4, 2016	March 4, 2046	US$750	1,017	1,067
4.986% Senior notes(1),(4)	December 11, 2025	December 11, 2035	US$1,000	1,362	-
3.703% Senior notes(1),(4)	March 16, 2022	March 16, 2032	US$750	1,024	1,074
2.396% Senior notes(1),(5)	June 1, 2020	June 1, 2027	US$200	274	287
2.484% Senior notes(1),(5)	May 19, 2020	May 19, 2027	US$500	684	717
3.527% Senior notes(1),(3)	December 2, 2016	December 2, 2026	US$270	370	388
4.150% Senior notes(1),(3)	March 4, 2016	March 4, 2026	US$1,000	1,371	1,437
Total				$7,685	$6,629
(1)These U.S. dollar senior notes have been designated as hedges of the Company’s net investment in its U.S. operations which reduces the earnings volatility that would otherwise arise from the re-measurement of these senior notes into Canadian dollars.
(2)MFC may redeem the notes in whole, but not in part, on August 27, 2025, and thereafter on every August 27 at a redemption price equal to par, together with accrued and unpaid interest. Issuance costs are amortized to the earliest par redemption date.
(3)MFC may redeem the senior notes in whole or in part, at any time, at a redemption price equal to the greater of par and a price based on the yield of a comparable
U.S. Treasury bond with a tenor approximately equal to the period, from the redemption date to the respective maturity date, plus a specified number of basis points, together with accrued and unpaid interest. The specified number of basis points is as follows: 5.375% notes – 40 bps, 3.527% notes – 20 bps, and 4.150%
notes – 35 bps. Issuance costs are amortized over the term of the debt.
(4)MFC may redeem the senior notes in whole or in part, at any time, at a redemption price equal to the greater of par and a price based on the yield of a comparable
U.S. Treasury bond with a tenor approximately equal to the period, from the redemption date to three months before the respective maturity date, plus a specified number of basis points, together with accrued and unpaid interest. The specified number of basis points is as follows: 3.703% notes – 25 bps, and 4.986% notes –
15 bps. For the period from three months before the respective maturity date, MFC may redeem the senior notes, in whole or in part, at a redemption price equal to par, together with accrued and unpaid interest. Issuance costs are amortized over the term of the debt.
(5)MFC may redeem the senior notes in whole or in part, at any time, at a redemption price equal to the greater of par and a price based on the yield of a comparable
U.S. Treasury bond with a tenor approximately equal to the period, from the redemption date to two months before the respective maturity date, plus a specified number of basis points, together with accrued and unpaid interest. The specified number of basis points is as follows: 2.396% notes – 30 bps, and 2.484% notes –
30 bps. For the period from two months before the respective maturity date, MFC may redeem the senior notes, in whole or in part, at a redemption price equal to par, together with accrued and unpaid interest. Issuance costs are amortized over the term of the debt.
The cash amount of interest paid on long-term debt during the year ended December 31, 2025 was $241 (2024 – $233).
Fair Value Measurement
The Company measures its long-term debt at amortized cost in the Consolidated Statements of Financial Position. As at
December 31, 2025, the fair value of long-term debt was $6,962 (2024 – $5,741). The fair value of long-term debt was determined using Level 2 valuation techniques (2024 – Level 2).
Aggregate Maturities of Long-Term Debt

As at December 31,	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
2025	$1,741	$958	$-	$4,986	$7,685
2024	-	2,829	-	3,800	6,629